Restructuring Charges - Changes in Restructuring Reserve Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance of reserve at December 31, 2011	$ 10,763	$ 0
Severance and benefit costs	15,500	11,679
Purchase Obligations	2,488	90
Purchase obligation reserve adjustments	(68)	0
Balance of reserve at December 31, 2012	5,098	10,763
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring payments	(22,230)	(1,006)
Purchase Obligations
Restructuring Cost and Reserve [Line Items]
Restructuring payments	$ (1,355)	$ 0